STOCK OPTIONS AND WARRANTS - Changes in warrants outstanding and related prices (Details 4)			12 Months Ended												12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	May 07, 2013 Warrants	Nov. 07, 2012 Warrants	Oct. 01, 2012 Warrants	Jan. 25, 2012 Warrants	Oct. 31, 2011 Warrants	Oct. 01, 2011 Warrants	Sep. 30, 2011 Warrants	Jul. 31, 2011 Warrants	Jan. 31, 2011 Warrants	Sep. 30, 2010 Warrants	Sep. 30, 2013 Warrants Exercise price $0.0400	Sep. 30, 2013 Warrants Exercise price $0.0441	Sep. 30, 2013 Warrants Exercise price $0.0475	Sep. 30, 2012 Warrants Exercise price $0.0475	Sep. 30, 2013 Warrants Exercise price $0.0553	Sep. 30, 2013 Warrants Exercise price $0.0600	Sep. 30, 2013 Warrants Exercise price $0.0710	Sep. 30, 2013 Warrants Exercise price $0.0900	Sep. 30, 2013 Warrants Exercise price $0.1790	Sep. 30, 2013 Warrants Exercise price $0.2140	Sep. 30, 2013 Warrants Exercise price $0.2431	Sep. 30, 2013 Warrants Exercise price $0.5000
Class of Warrant or Right [Line Items]
Exercise price of warrants					0.214	0.179		0.071	0.07			0.04750	0.05529		0.0400	0.0441	0.0475		0.0553	0.0600	0.0710	0.0900	0.1790	0.2140	0.2431	0.5000
Number Outstanding	56,558,878	59,033,305	59,033,305	45,840,647			45,840,647			58,205,280	58,205,280			69,207,946	3,000,000	510,784	3,789,489	5,052,652	226,081	2,000,000	1,000,000	6,900,000	100,000	100,000	40,106,951	1,300,000
Warrants Outstanding Remaining Contractual Life (Years)			4 years 1 month 6 days	2 years 11 months 19 days											1 year 11 months 1 day	3 years 9 months 15 days	4 years 9 months 15 days		4 years 3 months 7 days	4 months 21 days	1 year 3 months 26 days	2 years 11 months 1 day	2 years 1 month 6 days	2 years 7 months 6 days	4 years 9 months 18 days	1 month 13 days
Weighted Average Exercise Price			0.1976	0.14											0.0400	0.0441	0.0475	0.04750	0.0553	0.0600	0.0710	0.0900	0.1790	0.2140	0.2431	0.5000
Weighted Average Exercisable			58,933,305	44,840,647											3,000,000	510,784	3,789,489	5,052,652	226,081	2,000,000	1,000,000	6,900,000	100,000		40,106,951	1,300,000
Exercisable Weighted Average Exercise Price			0.1963	0.145											0.0400	0.0441	0.0475	0.04750	0.0553	0.0600	0.0710	0.0900	0.1790		0.2431	0.5000